Share Capital, Share Premium, Reserves (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Total of	Par value	Share	Share
(Number of shares except otherwise stated)	shares	shares	(EUR)	capital	premium
January 1, 2024	28,673,985	28,673,985	0.17	4,926	260,631
March 6, 2024 - Exercise warrants	8,650	8,650	0.17	1	61
April 17, 2024 - Exercise warrants	3,000	3,000	0.17	1	16
May 28, 2024 - Capital increase in cash	5,374,755	5,374,755	0.17	923	44,946
June 3, 2024 - Capital increase in cash	300,000	300,000	0.17	52	2,506
June 24, 2024 - Exercise warrants	12,625	12,625	0.17	2	66
June 30, 2024	34,373,015	34,373,015	0.17	5,905	308,226
September 3, 2024 - Exercise warrants	13,750	13,750	0.17	2	72
September 25, 2024 - Exercise warrants	2,250	2,250	0.17	1	12
October 9, 2024 - Capital increase in cash	3,000,000	3,000,000	0.17	515	24,071
November 15, 2024 - Exercise warrants	38,250	38,250	0.17	7	198
December 31, 2024	37,427,265	37,427,265	0.17	6,430	332,579
May 12, 2025 - Exercise warrants	2,000	2,000	0.17	—	10
June 13, 2025 - Exercise warrants	6,375	6,375	0.17	1	33
June 30, 2025	37,435,640	37,435,640	0.17	6,431	332,622

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2024	54	83	137
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	(22)	—	(22)
Total other comprehensive income at June 30, 2024	32	83	115
Opening value at January 1, 2025	820	94	914
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	230	—	230
Total other comprehensive income at June 30, 2025	1,050	94	1,144